Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
Advertising and promotional expenses	60,546	53,153
Professional service fees	3,952	2,881
Provision for litigation contingencies	8,896	8,407
Others	5,097	3,886
Total	78,491	68,327